UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA INCOME STOCK FUND - SEMIANNUAL REPORT FOR PERIOD
ENDING JANUARY 31, 2005

[LOGO OF USAA]
   USAA(R)

                    USAA INCOME STOCK Fund

                              [GRAPHIC OF USAA INCOME STOCK FUND]

                    S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                13

    Notes to Portfolio of Investments                                       25

    Financial Statements                                                    27

    Notes to Financial Statements                                           30

    Expense Example                                                         43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                           WE BELIEVE LONG-TERM RATES COULD
                                        GRADUALLY RISE OVER THE COURSE OF 2005,
[PHOTO OF CHRISTOPHER W. CLAUS]         BUT DON'T THINK MARKET CONDITIONS WILL
                                            DRIVE LONG-TERM RATES OVER 5%.

                                                          "

                                                                 February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates. Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME STOCK FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Current income with the prospect of increasing dividend income and the potential for capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.

--------------------------------------------------------------------------------
                                           1/31/05                7/31/04
--------------------------------------------------------------------------------
Net Assets                             $1,951.4 Million       $1,807.7 Million
Net Asset Value Per Share                   $16.28                 $15.31

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
--------------------------------------------------------------------------------

7/31/04 TO 1/31/05*           1 YEAR           5 YEARS           10 YEARS
      8.38%                    6.88%            4.04%              9.56%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           LIPPER              LIPPER            USAA
                  RUSSELL 1000         EQUITY INCOME        EQUITY INCOME    INCOME STOCK
                  VALUE INDEX          FUNDS AVERAGE         FUNDS INDEX         FUND
                  ------------         -------------        -------------    -------------
 1/31/1995         $10000.00             $10000.00            $10000.00        $10000.00
 2/28/1995          10395.80              10305.39             10321.92         10300.08
 3/31/1995          10624.52              10522.63             10565.30         10554.63
 4/30/1995          10960.48              10754.20             10818.39         10820.77
 5/31/1995          11420.87              11107.69             11150.14         11216.19
 6/30/1995          11575.58              11220.62             11297.97         11322.65
 7/31/1995          11978.56              11488.07             11607.65         11530.76
 8/31/1995          12147.85              11619.08             11750.65         11715.75
 9/30/1995          12587.15              12038.52             12116.37         12094.52
10/31/1995          12462.17              11934.29             11944.87         11849.14
11/30/1995          13093.34              12455.28             12448.00         12259.16
12/31/1995          13422.43              12824.45             12755.14         12601.57
 1/31/1996          13840.64              13129.24             13046.68         12858.90
 2/29/1996          13945.30              13171.40             13141.82         12971.49
 3/31/1996          14182.40              13329.25             13306.96         13164.31
 4/30/1996          14236.91              13434.93             13428.90         13148.03
 5/31/1996          14414.93              13630.08             13627.56         13424.66
 6/30/1996          14426.71              13703.68             13647.64         13498.99
 7/31/1996          13881.51              13218.88             13201.09         13054.24
 8/31/1996          14278.51              13535.15             13499.47         13309.56
 9/30/1996          14846.08              13987.31             13995.60         13634.49
10/31/1996          15420.10              14305.48             14326.51         14122.97
11/30/1996          16538.27              15063.35             15145.03         14819.91
12/31/1996          16327.27              14983.73             15047.37         14958.31
 1/31/1997          17118.76              15494.21             15598.10         15364.26
 2/28/1997          17370.27              15684.52             15812.85         15602.54
 3/31/1997          16745.72              15232.13             15301.03         15008.81
 4/30/1997          17449.26              15654.94             15756.24         14982.04
 5/31/1997          18424.01              16500.29             16663.85         15811.89
 6/30/1997          19214.40              17130.20             17293.61         16302.98
 7/31/1997          20659.97              18113.98             18335.46         17160.56
 8/31/1997          19923.90              17524.93             17748.79         16970.99
 9/30/1997          21128.12              18377.86             18649.21         17924.63
10/31/1997          20537.75              17883.29             18101.97         17622.10
11/30/1997          21445.81              18538.02             18702.09         18444.59
12/31/1997          22071.84              19006.30             19133.60         18995.70
 1/31/1998          21759.51              18931.10             19125.15         18684.77
 2/28/1998          23224.40              19859.59             20158.11         19394.08
 3/31/1998          24644.90              20822.87             21070.79         20327.87
 4/30/1998          24809.71              20813.73             21059.57         19975.03
 5/31/1998          24441.86              20517.72             20800.15         19975.03
 6/30/1998          24755.09              20705.98             20969.28         20171.88
 7/31/1998          24318.20              20205.68             20429.27         19439.80
 8/31/1998          20699.24              17962.81             17965.25         17500.76
 9/30/1998          21887.31              18986.12             18888.94         18546.90
10/31/1998          23582.71              20054.72             20006.06         18963.21
11/30/1998          24681.40              20873.25             20852.89         19899.93
12/31/1998          25521.45              21469.89             21387.11         20533.88
 1/31/1999          25725.26              21343.73             21359.53         20680.77
 2/28/1999          25362.15              20909.45             20963.84         19967.28
 3/31/1999          25887.01              21356.68             21406.24         20490.96
 4/30/1999          28304.86              22884.06             22926.54         21999.82
 5/31/1999          27993.74              22755.43             22605.71         21925.96
 6/30/1999          28806.49              23411.10             23318.34         22763.57
 7/31/1999          27963.13              22848.11             22729.49         21977.52
 8/31/1999          26925.30              22300.52             22198.99         21531.38
 9/30/1999          25984.38              21562.57             21413.30         20980.70
10/31/1999          27479.97              22442.30             22134.41         21680.43
11/30/1999          27265.05              22283.28             22010.36         21147.31
12/31/1999          27396.70              22504.99             22282.70         21039.01
 1/31/2000          26502.93              21912.79             21437.70         20437.22
 2/29/2000          24533.88              20717.07             20230.81         18844.25
 3/31/2000          27527.33              22610.14             22102.61         21229.20
 4/30/2000          27206.99              22474.50             21934.98         21157.84
 5/31/2000          27493.84              22828.91             22266.60         21847.64
 6/30/2000          26237.29              22295.79             21787.43         21155.52
 7/31/2000          26565.87              22374.90             21913.67         21131.55
 8/31/2000          28044.04              23668.30             23198.88         22258.24
 9/30/2000          28300.84              23788.82             23147.35         22110.47
10/31/2000          28996.00              24162.73             23634.14         22607.62
11/30/2000          27919.72              23371.23             22803.39         22122.90
12/31/2000          29318.49              24542.99             23945.72         23316.05
 1/31/2001          29431.25              24561.34             24143.70         23303.53
 2/28/2001          28612.84              23878.81             23338.31         22740.34
 3/31/2001          27601.75              23164.22             22484.55         22392.12
 4/30/2001          28955.39              24328.26             23652.46         23475.20
 5/31/2001          29605.83              24706.27             24063.14         23941.18
 6/30/2001          28949.21              24057.56             23465.66         23035.02
 7/31/2001          28887.67              24039.10             23440.15         23364.46
 8/31/2001          27730.55              23319.70             22666.44         22680.25
 9/30/2001          25778.85              21898.35             21104.97         21126.29
10/31/2001          25556.99              21891.02             21213.27         20871.14
11/30/2001          27042.77              22891.89             22308.10         21764.16
12/31/2001          27679.70              23299.44             22700.10         22342.07
 1/31/2002          27466.43              23074.40             22477.37         22129.67
 2/28/2002          27510.53              23213.04             22510.44         22209.32
 3/31/2002          28812.06              24080.84             23363.50         23165.96
 4/30/2002          27823.93              23316.34             22567.34         22378.64
 5/31/2002          27963.42              23293.87             22586.73         22552.12
 6/30/2002          26357.84              21957.45             21169.54         21161.61
 7/31/2002          23907.64              20179.37             19469.45         19164.73
 8/31/2002          24088.16              20327.69             19613.36         19070.92
 9/30/2002          21409.83              18307.54             17572.03         16902.60
10/31/2002          22996.00              19346.40             18636.79         17643.35
11/30/2002          24444.70              20416.10             19705.96         18707.34
12/31/2002          23382.93              19714.38             18969.68         18096.84
 1/31/2003          22816.87              19179.13             18441.76         17555.55
 2/28/2003          22208.58              18730.27             17986.09         17145.92
 3/31/2003          22245.45              18744.85             18011.88         17078.00
 4/30/2003          24203.58              20151.83             19391.50         18210.65
 5/31/2003          25765.93              21385.12             20555.86         19299.17
 6/30/2003          26088.11              21639.61             20770.74         19483.77
 7/31/2003          26476.56              21854.88             21002.49         19409.92
 8/31/2003          26889.13              22202.58             21314.56         19749.66
 9/30/2003          26626.79              22057.11             21171.47         19749.93
10/31/2003          28256.30              23165.48             22226.15         21026.03
11/30/2003          28639.64              23464.81             22503.33         21441.51
12/31/2003          30404.96              24863.08             23868.70         22759.43
 1/31/2004          30939.63              25191.97             24239.58         23310.90
 2/29/2004          31602.73              25715.14             24698.49         23683.51
 3/31/2004          31326.10              25462.51             24418.65         23471.09
 4/30/2004          30560.50              24948.97             24009.00         22842.80
 5/31/2004          30872.17              25114.93             24162.66         22872.72
 6/30/2004          31601.62              25695.16             24715.24         23438.68
 7/31/2004          31156.50              25180.70             24191.43         22988.23
 8/31/2004          31599.58              25450.34             24437.68         23288.53
 9/30/2004          32089.40              25827.35             24789.32         23549.86
10/31/2004          32622.83              26108.94             25061.70         23534.78
11/30/2004          34272.18              27289.47             26182.93         24786.95
12/31/2004          35419.86              28130.32             26976.61         25495.53
 1/31/2005          34791.13              27634.50             26489.12         24914.00

                                   [END CHART]

                       DATA FROM 1/31/95 THROUGH 1/31/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund to the following benchmarks:

                 o The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                 o The Lipper Equity Income Funds Average is an average performance level of all mixed equity and income funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

ROBERT SOUCY
   Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Income Stock Fund had a total return of 8.38% for the six months ended January 31, 2005. This compares to a 9.59% return for the Lipper Equity Income Funds Average, a 9.50% return for the Lipper Equity Funds Income Index, and an 11.67% return for the Russell 1000 Value Index.

HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT?

                 One of the ways we look at the market is in terms of quality, defining high-quality stocks as those with low leverage (less than 50%), high profitability (return on equity above 10%), and stable profitability (less than 30% volatility). About one-third of the companies represented in the Russell 1000 Value Index have these characteristics. During the six-month reporting period, these high-quality companies did not perform as well as the lower-quality companies in the index.

CAN YOU GIVE SOME EXAMPLES OF HIGH-QUALITY COMPANIES OWNED BY THE FUND?

                 As compared to the Russell 1000 Value Index, we were overweight in telecommunications companies, specifically Verizon Communications, Inc. and SBC Communications, Inc., and these stocks were out of favor. We're maintaining our positions given their strong fundamentals.

                 We also owned Pfizer, Inc. and Merck & Co., Inc. in the health care sector, and these stocks had a terrible six months due to

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 concerns raised about the safety of their pain medications (Celebrex and Vioxx). In both cases, their stock prices fell further than their earnings from these products. Both stocks continue to be attractively valued to us, and we believe they will contribute positively to performance going forward.

                 In addition to high-quality companies, we also look for underappreciated and undervalued stocks with legitimate strong franchises. Examples of these "bargain basement" companies, we believe, are Ford Motor Co. and General Motors Corp., both of which hurt performance over the period.

WHAT AREAS CONTRIBUTED POSITIVELY TO PERFORMANCE?

                 Within the health care sector, our holdings outside of the large pharmaceutical companies did very well. Specifically, our large pharmaceutical holdings were down 11%, while our other holdings in health care were up 29%. The leading positive contributors to performance were CIGNA Corp., Guidant Corp., and Johnson & Johnson, Inc.

                 In the retailing sector, Home Depot, Inc., Sears Roebuck & Co., and Abercrombie & Fitch Co. did well. We also benefited from the fact that we largely avoided the manufacturing sector.

                 We were underweight in financials, the biggest sector in the index, given our view that many financial stocks, after performing well in the market over the past four years, are significantly overpriced. This underweight stance had a negligible impact on performance.

WHAT'S YOUR OUTLOOK?

                 In 2003 and 2004, lower-quality companies led the market, leaving high-quality stocks seriously undervalued within the U.S.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-24.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 large-cap universe. It's always difficult to predict peaks and troughs in the market, but we believe, and history has shown, that divergences in valuation are ultimately corrected.

                 We thank you, the Fund's shareholders, for your continued support.

                       [LOGO OF LIPPER LEADER    [LOGO OF LIPPER LEADER
                            PRESERVATION]               EXPENSE]

                 The Fund is listed as a Lipper Leader for Preservation and Expense of 7,527 and 169 funds, respectively, within the Lipper Equity Income Funds category for the overall period ending January 31, 2005.

                 LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF JANUARY 31, 2005. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 5,335 AND 1,799 FUNDS FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 7,527 FUNDS FOR THE THREE-YEAR PERIOD. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 169, 135, AND 66 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------
             TOP 10 EQUITY HOLDINGS
               (% of net assets)
--------------------------------------------

Exxon Mobil Corp.                      5.0%

Altria Group, Inc.                     4.2%

Home Depot, Inc.                       3.3%

SBC Communications, Inc.               3.2%

Dell, Inc.                             2.9%

Verizon Communications, Inc.           2.9%

Pfizer, Inc.                           2.6%

Washington Mutual, Inc.                2.0%

ChevronTexaco Corp.                    1.9%

Fannie Mae                             1.9%
--------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-24.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                     ASSET ALLOCATION
                         1/31/2005

           [PIE CHART OF ASSET ALLOCATION]

Financials                                      24.1%
Consumer Discretionary                          17.0%
Energy                                          11.5%
Health Care                                     10.4%
Telecommunication Services                       9.5%
Consumer Staples                                 8.5%
Information Technology                           5.8%
Utilities                                        5.6%
Industrials                                      5.1%
Materials                                        1.5%
Other*                                           9.9%

                     [END CHART]

                *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                 PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

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USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
    NUMBER                                                                          VALUE
 OF SHARES    SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMMON STOCKS (99.0%)

              AEROSPACE & DEFENSE (1.0%)
    92,400    Boeing Co.                                                       $    4,675
    95,600    Goodrich Corp.                                                        3,279
   136,300    Lockheed Martin Corp.                                                 7,880
    21,700    Precision Castparts Corp.                                             1,526
    76,900    Raytheon Co.                                                          2,876
                                                                               ----------
                                                                                   20,236
                                                                               ----------
              AGRICULTURAL PRODUCTS (0.1%)
    45,000    Corn Products International, Inc.                                     1,321
                                                                               ----------
              AIR FREIGHT & LOGISTICS (0.1%)
    44,600    Ryder System, Inc.                                                    2,031
                                                                               ----------
              APPAREL, ACCESSORIES, & LUXURY GOODS (1.1%)
   321,200    Jones Apparel Group, Inc.                                            10,802
   194,700    Liz Claiborne, Inc.                                                   8,166
    42,500    V F Corp.                                                             2,259
                                                                               ----------
                                                                                   21,227
                                                                               ----------
              APPAREL RETAIL (0.8%)
   101,500    Abercrombie & Fitch Co. "A"                                           5,087
    14,400    American Eagle Outfitters, Inc.                                         732
    60,000    Ross Stores, Inc.                                                     1,717
   316,500    TJX Companies, Inc.                                                   7,925
                                                                               ----------
                                                                                   15,461
                                                                               ----------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    66,400    American Capital Strategies Ltd.                                      2,258
                                                                               ----------
              AUTO PARTS & EQUIPMENT (0.8%)
   169,500    ArvinMeritor, Inc.                                                    3,227
    78,200    Dana Corp.                                                            1,241
    93,200    Delphi Corp.                                                            707
   100,900    Johnson Controls, Inc.                                                5,969
    71,400    Lear Corp.                                                            3,856
                                                                               ----------
                                                                                   15,000
                                                                               ----------

14

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==================--------------------------------------------------------------
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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
    NUMBER                                                                          VALUE
 OF SHARES    SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              AUTOMOBILE MANUFACTURERS (2.8%)
 1,675,400    Ford Motor Co.(a)                                                $   22,065
   883,800    General Motors Corp.(a)                                              32,533
                                                                               ----------
                                                                                   54,598
                                                                               ----------
              BUILDING PRODUCTS (0.2%)
    66,700    Masco Corp.                                                           2,455
    26,600    York International Corp.                                                966
                                                                               ----------
                                                                                    3,421
                                                                               ----------
              CASINOS & GAMING (0.1%)
   104,200    Caesars Entertainment, Inc.*                                          2,014
     6,800    Harrah's Entertainment, Inc.                                            430
                                                                               ----------
                                                                                    2,444
                                                                               ----------
              COMMUNICATIONS EQUIPMENT (0.2%)
    17,600    Harris Corp.                                                          1,140
   103,700    Motorola, Inc.                                                        1,632
    12,900    Tellabs, Inc.*                                                           92
                                                                               ----------
                                                                                    2,864
                                                                               ----------
              COMPUTER HARDWARE (3.7%)
 1,344,400    Dell, Inc.*                                                          56,142
   804,800    Hewlett-Packard Co.                                                  15,766
    15,000    NCR Corp.*                                                              513
                                                                               ----------
                                                                                   72,421
                                                                               ----------
              COMPUTER STORAGE & PERIPHERALS (0.3%)
    77,600    Lexmark International, Inc.*                                          6,468
                                                                               ----------
              CONSTRUCTION & ENGINEERING (0.0%)(h)
     8,500    Fluor Corp.                                                             455
                                                                               ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.0%)(h)
     2,300    Cummins, Inc.                                                           179
                                                                               ----------
              CONSTRUCTION MATERIALS (0.3%)
   115,200    Lafarge North America, Inc.                                           6,248
                                                                               ----------
              CONSUMER FINANCE (2.2%)
   175,500    Capital One Financial Corp.                                          13,738
   988,700    MBNA Corp.                                                           26,280
   185,300    Providian Financial Corp.*                                            3,091
                                                                               ----------
                                                                                   43,109
                                                                               ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
    NUMBER                                                                          VALUE
 OF SHARES    SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
   504,900    Electronic Data Systems Corp.                                    $   10,815
   437,400    First Data Corp.                                                     17,820
   113,900    SABRE Holdings Corp. "A"                                              2,403
                                                                               ----------
                                                                                   31,038
                                                                               ----------
              DEPARTMENT STORES (0.4%)
    81,500    J.C. Penney Co., Inc.                                                 3,482
    22,200    Neiman Marcus Group, Inc. "A"                                         1,485
    70,100    Sears, Roebuck & Co.                                                  3,522
                                                                               ----------
                                                                                    8,489
                                                                               ----------
              DISTRIBUTORS (0.1%)
    51,500    Genuine Parts Co.                                                     2,180
                                                                               ----------
              DIVERSIFIED BANKS (1.9%)
   429,150    Bank of America Corp.                                                19,900
   217,200    Comerica, Inc.                                                       12,567
    52,200    U.S. Bancorp                                                          1,569
    60,100    Wachovia Corp.                                                        3,296
                                                                               ----------
                                                                                   37,332
                                                                               ----------
              DIVERSIFIED CHEMICALS (0.3%)
    86,000    Dow Chemical Co.                                                      4,274
    20,900    PPG Industries, Inc.                                                  1,438
                                                                               ----------
                                                                                    5,712
                                                                               ----------
              DIVERSIFIED COMMERCIAL SERVICES (0.6%)
    50,000    Brink's Co.                                                           1,770
   408,900    Cendant Corp.                                                         9,630
                                                                               ----------
                                                                                   11,400
                                                                               ----------
              ELECTRIC UTILITIES (4.2%)
    68,900    Alliant Energy Corp.                                                  1,895
    28,500    Ameren Corp.                                                          1,428
   351,300    American Electric Power Co., Inc.                                    12,383
   484,500    CenterPoint Energy, Inc.(a)                                           5,451
    70,300    Consolidated Edison, Inc.(a)                                          3,084
   120,500    DTE Energy Co.                                                        5,279
   136,400    Duquesne Light Holdings, Inc.(a)                                      2,532
   188,000    Edison International                                                  6,104
    69,800    Exelon Corp.                                                          3,089
    64,900    FirstEnergy Corp.                                                     2,580
    34,600    FPL Group, Inc.                                                       2,652
    74,600    Great Plains Energy, Inc.(a)                                          2,261

16

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
    NUMBER                                                                          VALUE
 OF SHARES    SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    15,300    Hawaiian Electric Industries, Inc.                               $      445
    83,400    OGE Energy Corp.                                                      2,181
   119,200    PG&E Corp.*                                                           4,172
    45,400    Pinnacle West Capital Corp.                                           1,893
    50,200    PPL Corp.                                                             2,711
    91,400    Progress Energy, Inc.                                                 4,044
    66,600    Puget Energy, Inc.                                                    1,600
    80,000    Southern Co.                                                          2,702
   402,700    Teco Energy, Inc.(a)                                                  6,447
    54,400    TXU Corp.                                                             3,765
   183,000    XCEL Energy, Inc.(a)                                                  3,329
                                                                               ----------
                                                                                   82,027
                                                                               ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    33,700    Rockwell Automation, Inc.                                             1,909
                                                                               ----------
              EMPLOYMENT SERVICES (0.3%)
   136,000    Manpower, Inc.                                                        6,616
                                                                               ----------
              FOOD RETAIL (1.8%)
   657,500    Albertson's, Inc.(a)                                                 15,043
   212,500    Kroger Co.*                                                           3,634
   602,500    Safeway, Inc.*                                                       11,357
   155,800    SUPERVALU, Inc.                                                       4,925
                                                                               ----------
                                                                                   34,959
                                                                               ----------
              GAS UTILITIES (0.1%)
    67,100    NiSource, Inc.                                                        1,537
                                                                               ----------
              GENERAL MERCHANDISE STORES (0.3%)
    99,900    Dollar General Corp.                                                  2,019
   120,000    Dollar Tree Stores, Inc.*                                             3,268
                                                                               ----------
                                                                                    5,287
                                                                               ----------
              HEALTH CARE DISTRIBUTORS (0.9%)
   228,700    AmerisourceBergen Corp.                                              13,328
   131,800    McKesson Corp.                                                        4,546
                                                                               ----------
                                                                                   17,874
                                                                               ----------
              HEALTH CARE EQUIPMENT (0.4%)
   110,800    Guidant Corp.                                                         8,032
                                                                               ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
    NUMBER                                                                          VALUE
 OF SHARES    SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (0.2%)
   403,200    Tenet Healthcare Corp.*                                          $    4,004
                                                                               ----------
              HEALTH CARE SERVICES (0.2%)
    69,800    Lincare Holdings, Inc.*                                               2,897
                                                                               ----------
              HOME FURNISHINGS (0.5%)
   111,800    Mohawk Industries, Inc.*(a)                                           9,895
                                                                               ----------
              HOME IMPROVEMENT RETAIL (3.7%)
 1,550,300    Home Depot, Inc.(a)                                                  63,965
    74,100    Lowe's Companies, Inc.                                                4,223
    97,200    Sherwin-Williams Co.                                                  4,199
                                                                               ----------
                                                                                   72,387
                                                                               ----------
              HOMEBUILDING (2.2%)
    18,900    Beazer Homes USA, Inc.(a)                                             2,807
    84,800    Centex Corp.                                                          5,199
   267,050    D.R. Horton, Inc.                                                    10,623
    75,600    KB Home                                                               8,214
    53,100    Lennar Corp. "A"                                                      2,999
    48,763    M.D.C. Holdings, Inc.                                                 3,550
    23,900    Pulte Homes, Inc.                                                     1,579
    62,000    Ryland Group, Inc.                                                    4,022
    58,500    Toll Brothers, Inc.*                                                  4,567
                                                                               ----------
                                                                                   43,560
                                                                               ----------
              HOUSEHOLD APPLIANCES (0.7%)
   287,900    Maytag Corp.(a)                                                       4,523
   122,500    Whirlpool Corp.                                                       8,362
                                                                               ----------
                                                                                   12,885
                                                                               ----------
              HOUSEHOLD PRODUCTS (0.2%)
    55,500    Kimberly-Clark Corp.                                                  3,636
                                                                               ----------
              HYPERMARKETS & SUPER CENTERS (0.3%)
     8,300    BJ's Wholesale Club, Inc.*                                              238
   108,700    Costco Wholesale Corp.                                                5,138
                                                                               ----------
                                                                                    5,376
                                                                               ----------

18

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
    NUMBER                                                                          VALUE
 OF SHARES    SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (1.1%)
   506,300    General Electric Co.                                             $   18,292
    32,700    Textron, Inc.                                                         2,354
                                                                               ----------
                                                                                   20,646
                                                                               ----------
              INDUSTRIAL GASES (0.1%)
    52,200    Praxair, Inc.                                                         2,252
                                                                               ----------
              INDUSTRIAL MACHINERY (0.7%)
    39,500    Illinois Tool Works, Inc.                                             3,436
    92,700    Pentair, Inc.                                                         4,108
   155,600    SPX Corp.                                                             6,520
                                                                               ----------
                                                                                   14,064
                                                                               ----------
              INTEGRATED OIL & GAS (9.2%)
    68,200    Amerada Hess Corp.(a)                                                 5,910
   663,800    ChevronTexaco Corp.                                                  36,111
   234,000    ConocoPhillips                                                       21,713
 1,889,300    Exxon Mobil Corp.                                                    97,488
   243,100    Marathon Oil Corp.                                                    9,415
   153,400    Occidental Petroleum Corp.                                            8,955
                                                                               ----------
                                                                                  179,592
                                                                               ----------
              INTEGRATED TELECOMMUNICATION SERVICES (9.5%)
    84,800    Alltel Corp.                                                          4,667
 1,474,900    AT&T Corp.(a)                                                        28,303
 1,227,800    BellSouth Corp.                                                      32,218
 2,626,100    SBC Communications, Inc.                                             62,396
    90,500    Sprint Corp. - FON Group                                              2,157
 1,569,800    Verizon Communications, Inc.                                         55,869
                                                                               ----------
                                                                                  185,610
                                                                               ----------
              INVESTMENT BANKING & BROKERAGE (0.5%)
    96,100    Bear Stearns Companies, Inc.                                          9,712
                                                                               ----------
              LEISURE PRODUCTS (0.2%)
    35,500    Brunswick Corp.                                                       1,637
    97,900    Callaway Golf Co.                                                     1,303
                                                                               ----------
                                                                                    2,940
                                                                               ----------
              LIFE & HEALTH INSURANCE (2.6%)
    35,600    AFLAC, Inc.                                                           1,407
    55,600    AmerUs Group Co.(a)                                                   2,478

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
    NUMBER                                                                          VALUE
 OF SHARES    SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    46,800    Jefferson-Pilot Corp.                                            $    2,335
   211,500    Lincoln National Corp.                                                9,759
   102,100    MetLife, Inc.                                                         4,058
    77,900    Nationwide Financial Services, Inc. "A"                               2,878
   120,900    Protective Life Corp.                                                 4,976
   222,300    Torchmark, Inc.                                                      12,138
   666,100    UnumProvident Corp.                                                  11,437
                                                                               ----------
                                                                                   51,466
                                                                               ----------
              MANAGED HEALTH CARE (2.2%)
    49,500    Aetna, Inc.                                                           6,289
   314,300    CIGNA Corp.                                                          25,223
     8,633    Coventry Health Care, Inc.*                                             491
   135,600    Health Net, Inc.*                                                     3,945
    85,200    UnitedHealth Group, Inc.                                              7,574
                                                                               ----------
                                                                                   43,522
                                                                               ----------
              METAL & GLASS CONTAINERS (0.2%)
   126,800    Owens-Illinois, Inc.*                                                 2,881
                                                                               ----------
              MOTORCYCLE MANUFACTURERS (0.8%)
   242,700    Harley-Davidson, Inc.                                                14,589
                                                                               ----------
              MULTI-LINE INSURANCE (1.7%)
    18,300    Allmerica Financial Corp.*                                              598
    48,100    American Financial Group, Inc.                                        1,481
   157,400    American International Group, Inc.                                   10,434
    95,900    Hartford Financial Services Group, Inc.                               6,453
   199,800    Loews Corp.                                                          13,586
                                                                               ----------
                                                                                   32,552
                                                                               ----------
              MULTI-UTILITIES & UNREGULATED POWER (1.3%)
   108,300    AES Corp.*                                                            1,522
   512,600    Duke Energy Corp.                                                    13,733
   150,000    Public Service Enterprise Group, Inc.                                 7,912
    76,900    Sempra Energy                                                         2,862
                                                                               ----------
                                                                                   26,029
                                                                               ----------
              OFFICE SERVICES & SUPPLIES (0.1%)
   107,200    IKON Office Solutions, Inc.                                           1,152
                                                                               ----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
    54,800    National-Oilwell, Inc.*                                               2,021
                                                                               ----------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
    NUMBER                                                                          VALUE
 OF SHARES    SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    87,300    Anadarko Petroleum Corp.                                         $    5,780
    65,400    Apache Corp.                                                          3,559
   150,400    Burlington Resources, Inc.                                            6,574
    28,500    EOG Resources, Inc.                                                   2,116
    20,800    Kerr-McGee Corp.                                                      1,284
    42,200    Unocal Corp.                                                          2,008
                                                                               ----------
                                                                                   21,321
                                                                               ----------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (1.1%)
   905,200    El Paso Corp.                                                         9,840
    34,600    Sunoco, Inc.                                                          3,027
   180,000    Valero Energy Corp.                                                   9,365
                                                                               ----------
                                                                                   22,232
                                                                               ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
   241,100    Citigroup, Inc.                                                      11,826
   418,500    J.P. Morgan Chase & Co.                                              15,623
                                                                               ----------
                                                                                   27,449
                                                                               ----------
              PACKAGED FOODS & MEAT (1.0%)
    90,100    ConAgra Foods, Inc.                                                   2,658
    17,600    Hormel Foods Corp.                                                      554
    38,100    Lancaster Colony Corp.                                                1,612
   434,400    Sara Lee Corp.                                                       10,200
   151,100    Tyson Foods, Inc. "A"                                                 2,594
    25,200    Wm. Wrigley Jr. Co.                                                   1,774
                                                                               ----------
                                                                                   19,392
                                                                               ----------
              PAPER PACKAGING (0.1%)
    26,300    Bemis, Inc.                                                             763
    10,800    Sonoco Products Co.                                                     280
                                                                               ----------
                                                                                    1,043
                                                                               ----------
              PHARMACEUTICALS (6.5%)
   338,300    Bristol-Myers Squibb Co.                                              7,930
   504,600    Johnson & Johnson, Inc.                                              32,648
    68,300    King Pharmaceuticals, Inc.*                                            718
 1,161,500    Merck & Co., Inc.                                                    32,580
 2,125,500    Pfizer, Inc.                                                         51,352
   101,200    Schering-Plough Corp.                                                 1,878
                                                                               ----------
                                                                                  127,106
                                                                               ----------
              PHOTOGRAPHIC PRODUCTS (1.2%)
   735,200    Eastman Kodak Co.(a)                                                 24,328
                                                                               ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
    NUMBER                                                                          VALUE
 OF SHARES    SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (3.1%)
   464,800    Allstate Corp.                                                   $   23,444
    72,100    Ambac Financial Group, Inc.                                           5,543
    61,700    Commerce Group, Inc.                                                  4,030
   311,180    Fidelity National Financial, Inc.                                    13,636
   192,700    First American Corp.                                                  7,126
   275,400    Old Republic International Corp.                                      6,389
                                                                               ----------
                                                                                   60,168
                                                                               ----------
              RAILROADS (0.6%)
   137,500    Burlington Northern Santa Fe Corp.                                    6,625
   142,100    Norfolk Southern Corp.                                                4,962
                                                                               ----------
                                                                                   11,587
                                                                               ----------
              REAL ESTATE INVESTMENT TRUSTS (1.6%)
   676,700    Annaly Mortgage Management, Inc.(a)                                  13,263
    24,600    Apartment Investment and Management Co. "A"                             883
    44,800    Archstone-Smith Trust                                                 1,537
    10,600    Arden Realty Group, Inc.                                                357
    40,500    AvalonBay Communities, Inc.                                           2,710
    49,700    Crescent Real Estate Equities Co.                                       824
    52,500    Equity Office Properties Trust                                        1,469
    22,400    HRPT Properties Trust                                                   267
    49,300    iStar Financial, Inc.                                                 2,063
    20,000    New Plan Excel Realty Trust, Inc.                                       505
    25,200    Plum Creek Timber Co., Inc.                                             900
    63,800    ProLogis Trust                                                        2,433
    15,900    Public Storage, Inc.                                                    835
    17,300    Regency Centers Corp.                                                   855
    55,100    Thornburg Mortgage, Inc.(a)                                           1,535
                                                                               ----------
                                                                                   30,436
                                                                               ----------
              REGIONAL BANKS (2.7%)
    75,200    AmSouth Bancorp                                                       1,875
   148,600    BB&T Corp.                                                            5,865
   128,200    Colonial Bancgroup, Inc.                                              2,587
    40,100    Compass Bancshares, Inc.                                              1,878
    70,300    First Horizon National Corp.                                          2,993
    69,900    Firstmerit Corp.                                                      1,852
    45,900    Greater Bay Bancorp                                                   1,252
   296,100    KeyCorp                                                               9,896
   370,746    National City Corp.                                                  13,180
    81,600    PNC Financial Services Group, Inc.                                    4,396

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
    NUMBER                                                                          VALUE
 OF SHARES    SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
   118,829    Regions Financial Corp.                                          $    3,802
    47,300    SunTrust Banks, Inc.                                                  3,407
                                                                               ----------
                                                                                   52,983
                                                                               ----------
              RESTAURANTS (0.7%)
   167,050    Applebee's International, Inc.                                        4,654
   117,100    Brinker International, Inc.*                                          4,404
   118,800    Outback Steakhouse, Inc.                                              5,471
       800    Wendy's International, Inc.                                              31
                                                                               ----------
                                                                                   14,560
                                                                               ----------
              SEMICONDUCTOR EQUIPMENT (0.0%)(h)
    28,420    Freescale Semiconductor, Inc. "B"*                                      496
                                                                               ----------
              SOFT DRINKS (0.4%)
   137,000    Coca-Cola Enterprises, Inc.                                           3,007
   168,800    PepsiAmericas, Inc.                                                   3,587
    26,700    PepsiCo, Inc.                                                         1,434
                                                                               ----------
                                                                                    8,028
                                                                               ----------
              SPECIALIZED FINANCE (0.1%)
    37,900    GATX Corp.                                                            1,129
                                                                               ----------
              SPECIALTY CHEMICALS (0.1%)
    15,200    Cytec Industries, Inc.                                                  775
    29,300    Lubrizol Corp.                                                        1,056
                                                                               ----------
                                                                                    1,831
                                                                               ----------
              SPECIALTY STORES (0.6%)
   286,700    Bed Bath & Beyond, Inc.*                                             11,551
    89,700    Blockbuster, Inc. "A"(a)                                                822
                                                                               ----------
                                                                                   12,373
                                                                               ----------
              STEEL (0.4%)
    81,800    Nucor Corp.(a)                                                        4,594
    48,700    Steel Dynamics, Inc.(a)                                               1,841
    79,900    Worthington Industries, Inc.                                          1,636
                                                                               ----------
                                                                                    8,071
                                                                               ----------
              TECHNOLOGY DISTRIBUTORS (0.0%)(h)
    21,200    Tech Data Corp.*                                                        891
                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                   MARKET
    NUMBER                                                                          VALUE
 OF SHARES    SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (6.2%)
   106,000    Astoria Financial Corp.                                          $    3,990
   153,100    Countrywide Financial Corp.                                           5,665
    39,600    Downey Financial Corp.                                                2,526
   569,000    Fannie Mae(d)                                                        36,746
   154,200    Flagstar Bancorp, Inc.(a)                                             3,241
   197,100    Freddie Mac(d)                                                       12,869
   147,700    MGIC Investment Corp.                                                 9,438
    62,500    People's Bank                                                         2,314
    38,900    PMI Group, Inc.                                                       1,547
    50,100    Radian Group, Inc.                                                    2,402
    47,080    Washington Federal, Inc.                                              1,226
   975,900    Washington Mutual, Inc.                                              39,378
                                                                               ----------
                                                                                  121,342
                                                                               ----------
              TOBACCO (4.7%)
 1,280,200    Altria Group, Inc.                                                   81,715
   114,300    Reynolds American, Inc.(a)                                            9,192
                                                                               ----------
                                                                                   90,907
                                                                               ----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
    55,400    W.W. Grainger, Inc.                                                   3,391
                                                                               ----------
              TRUCKING (0.1%)
    40,100    CNF Transportation, Inc.                                              1,881
                                                                               ----------
              Total common stocks (cost: $1,702,551)                            1,930,746
                                                                               ----------
              MONEY MARKET INSTRUMENT (1.9%)

              MONEY MARKET FUND(b)
37,643,076    SSgA Prime Money Market Fund, 2.19% (cost: $37,643)                  37,643
                                                                               ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (8.0%)

              MONEY MARKET FUNDS (0.0%)(b,h)
   376,527    AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.26%            376
    26,966    Merrill Lynch Premier Institutional Fund, 2.25%                          27
                                                                               ----------
                                                                                      403
                                                                               ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                         MARKET
    AMOUNT                                                                          VALUE
     (000)    SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (5.8%)(c)
   $19,500    CS First Boston LLC, 2.48%, acquired on 1/31/2005 and due
                2/01/2005 at $19,500 (collateralized by $19,910 of Federal
                Home Loan Bank Bonds(d,+), 3.38%, due 2/23/2007; market
                value $19,890)                                                 $   19,500
    36,200    Deutsche Bank Securities, Inc., 2.49%, acquired on 1/31/2005 and due 2/01/2005 at $36,200 (collateralized by $25,002 of
                Fannie Mae Notes(d,+), 4.85%(f), due 11/01/2032; $104,251
                of Fannie Mae Interest-Only Notes(d,+), 4.26%, due 2/25/2035;
                $10,191 of Government National Mortgage Assoc. Notes(d),
                3.60% - 6.11%, due 11/16/2021 - 11/16/2038; and $142,101 of
                Government National Mortgage Assoc. Interest-Only Notes(d),
                3.6% - 4.7%, due 5/20/2030 - 9/20/2034; combined market
                value $36,924)                                                     36,200
    28,500    Lehman Brothers, Inc., 2.50%, acquired on 1/31/2005 and due
                2/01/2005 at $28,500 (collateralized by $14,090 of Freddie
                Mac Notes(d,+), 3.72% - 5.35%(g), due 4/15/2008 - 3/15/2026;
                $27,670 of FICO STRIPS, 3.09% - 5.10%(g), due 12/06/2005 -
                9/26/2019; and $4,000 of Tennesse Valley Auth. STRIPs(d,+),
                5.37%(g), due 7/15/2025; combined market value $29,072)            28,500
    30,000    Morgan Stanley & Co., Inc., 2.50%, acquired on 1/31/2005 and due 2/01/2005 at $30,000 (collateralized by $30,925 of
                Fannie Mae Notes(d,+), 2.43%(g), due 2/09/2005; market
                value $30,906)                                                     30,000
                                                                               ----------
                                                                                  114,200
                                                                               ----------
              ASSET-BACKED SECURITY (0.8%)
    15,000    Stanfield Victoria LLC, 2.58%, 6/01/2005(e,f)                        15,002
                                                                               ----------
              CORPORATE BONDS (1.4%)
     7,000    Monumental Global Funding II, Notes, 2.80%, 5/02/2005(e,f)            7,005
    20,000    Wells Fargo & Co., 2.73%, 12/16/2005(f)                              20,026
                                                                               ----------
                                                                                   27,031
                                                                               ----------
              Total short-term investments purchased with cash collateral
                from securities loaned (cost: $156,641)                           156,636
                                                                               ----------

              TOTAL INVESTMENTS (COST: $1,896,835)                             $2,125,025
                                                                               ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2005.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2005.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (d)  Securities issued by Government National Mortgage Association
              (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

26

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

         (f) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2005.

         (g) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (h)  Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding January 31, 2005. As of January 31, 2005, 92.7% of the Fund's net assets were invested in dividend-paying stocks.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

ASSETS

   Investments in securities, at market value (including securities
     on loan of $150,639) (identified cost of $1,896,835)               $2,125,025
   Cash                                                                          5
   Receivables:
      Capital shares sold                                                    1,563
      Dividends and interest                                                 3,847
      Securities sold                                                       38,880
      Other                                                                     49
                                                                        ----------
         Total assets                                                    2,169,369
                                                                        ----------
LIABILITIES

   Payables:
      Upon return of securities loaned                                     156,646
      Securities purchased                                                  58,982
      Capital shares redeemed                                                1,528
      Dividends payable on capital shares                                       23
   Accrued management fees                                                     714
   Accrued transfer agent's fees                                                15
   Other accrued expenses and payables                                          98
                                                                        ----------
         Total liabilities                                                 218,006
                                                                        ----------
            Net assets applicable to capital shares outstanding         $1,951,363
                                                                        ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                      $1,673,813
   Accumulated undistributed net investment income                           3,269
   Accumulated net realized gain on investments                             46,091
   Net unrealized appreciation of investments                              228,190
                                                                        ----------
            Net assets applicable to capital shares outstanding         $1,951,363
                                                                        ==========
   Capital shares outstanding                                              119,829
                                                                        ==========
   Authorized shares of $.01 par value                                     250,000
                                                                        ==========
   Net asset value, redemption price, and offering price per share      $    16.28
                                                                        ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME

   Dividends                                                            $ 24,180
   Interest                                                                  235
   Securities lending                                                        203
                                                                        --------
      Total income                                                        24,618
                                                                        --------
EXPENSES

   Management fees                                                         4,416
   Administrative and servicing fees                                       1,426
   Transfer agent's fees                                                   1,197
   Custody and accounting fees                                               155
   Postage                                                                   119
   Shareholder reporting fees                                                 25
   Directors' fees                                                             3
   Registration fees                                                          21
   Professional fees                                                          50
   Other                                                                      21
                                                                        --------
      Total expenses                                                       7,433
   Expenses paid indirectly                                                   (3)
                                                                        --------
      Net expenses                                                         7,430
                                                                        --------
NET INVESTMENT INCOME                                                     17,188
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain on investments                                       83,033
   Change in net unrealized appreciation/depreciation                     50,825
                                                                        --------
         Net realized and unrealized gain                                133,858
                                                                        --------
Increase in net assets resulting from operations                        $151,046
                                                                        ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED),
AND YEAR ENDED JULY 31, 2004

                                                                 1/31/2005       7/31/2004
                                                                --------------------------
FROM OPERATIONS
   Net investment income                                        $   17,188      $   28,749
   Net realized gain on investments                                 83,033         103,530
   Net realized loss on foreign currency transactions                    -             (12)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                   50,825         147,860
      Foreign currency translations                                      -               1
                                                                --------------------------
         Increase in net assets resulting from operations          151,046         280,128
                                                                --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                           (16,821)        (28,324)
   Net realized gains                                              (20,188)              -
                                                                --------------------------
      Distributions to shareholders                                (37,009)        (28,324)
                                                                --------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                       106,321         204,455
   Shares issued for dividends reinvested                           34,410          25,766
   Cost of shares redeemed                                        (111,085)       (195,046)
                                                                --------------------------
      Increase in net assets from capital share transactions        29,646          35,175
                                                                --------------------------
Net increase in net assets                                         143,683         286,979

NET ASSETS

      Beginning of period                                        1,807,680       1,520,701
                                                                --------------------------
      End of period                                             $1,951,363      $1,807,680
                                                                ==========================
   Accumulated undistributed net investment income:
      End of period                                             $    3,269      $    2,902
                                                                ==========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                       6,652          13,673
   Shares issued for dividends reinvested                            2,099           1,737
   Shares redeemed                                                  (6,958)        (13,140)
                                                                --------------------------
      Increase in shares outstanding                                 1,793           2,270
                                                                ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Income Stock Fund (the Fund). The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                    (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                    prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                    on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 6. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                 issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $3,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under this agreement, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

         under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of $2,000. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2004, the Fund had capital loss carryovers of $14,645,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2005, were $678,866,000 and $654,612,000, respectively.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

         The cost of securities, including short-term securities, at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2004, were $275,191,000 and $47,001,000, respectively, resulting in net unrealized appreciation of $228,190,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2005, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

         securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2005, the Fund received securities-lending income of $203,000, which is net of the 20% income retained by MetWest. As of January 31, 2005, the Fund loaned securities having a fair market value of approximately $150,639,000 and received cash collateral of $156,646,000 for the loans. Of this amount $156,641,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $5,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                 allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%
+/- 4.01% to 7.00%                        +/- 0.05%
+/- 7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Equity Income Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended January 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $4,416,000, which is net of a performance adjustment of $(337,000) that decreased the base management fee of 0.50% by 0.04%.

              B. SUBADVISORY ARRANGEMENT - The Manager has entered into an investment subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC (GMO), under which GMO directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays GMO a subadvisory fee in the annual amount of 0.18% of the portion of the Fund's average daily net assets that GMO manages. For the six-month period ended January 31, 2005, the Manager paid GMO subadvisory fees of $1,709,000.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,426,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                 the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,197,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                         PERIOD ENDED
                                          JANUARY 31,                               YEAR ENDED JULY 31,
                                        ----------------------------------------------------------------------------------------
                                              2005              2004           2003           2002           2001           2000
                                        ----------------------------------------------------------------------------------------
Net asset value at beginning
   of period                            $    15.31        $    13.14     $    14.30     $    18.44     $    17.63     $    20.69
                                        ----------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                       .14               .25            .27            .36            .48            .56
   Net realized and unrealized
      gain (loss)                             1.14              2.16           (.17)         (3.57)          1.33          (1.38)
                                        ----------------------------------------------------------------------------------------
Total from investment operations              1.28              2.41            .10          (3.21)          1.81           (.82)
                                        ----------------------------------------------------------------------------------------
Less distributions:
   From net investment income                 (.14)             (.24)          (.26)          (.37)          (.49)          (.58)
   From realized capital gains                (.17)                -          (1.00)          (.56)          (.51)         (1.66)
                                        ----------------------------------------------------------------------------------------
Total distributions                           (.31)             (.24)         (1.26)          (.93)         (1.00)         (2.24)
                                        ----------------------------------------------------------------------------------------
Net asset value at end of period        $    16.28        $    15.31     $    13.14     $    14.30     $    18.44     $    17.63
                                        ========================================================================================
Total return (%)*                             8.38             18.44           1.28         (17.97)         10.57          (3.85)
Net assets at end of period (000)       $1,951,363        $1,807,680     $1,520,701     $1,575,460     $1,978,886     $1,882,665
Ratio of expenses to
   average net assets (%)**                    .78(a,b)          .79(b)         .81(b)         .82(b)         .67(b)         .67(b)
Ratio of net investment income to
   average net assets (%)**                   1.81(a)           1.66           2.10           2.14           2.57           2.97
Portfolio turnover (%)                       35.18             54.35         141.55          93.98          17.65          13.34

  *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 **  For the six-month period ended January 31, 2005, average net assets were $1,887,124,000.
(a)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                 -                 -           (.01%)            -              -              -

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

44

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                             BEGINNING               ENDING           DURING PERIOD*
                                           ACCOUNT VALUE          ACCOUNT VALUE      AUGUST 1, 2004 -
                                           AUGUST 1, 2004        JANUARY 31, 2005    JANUARY 31, 2005
                                           ----------------------------------------------------------
Actual                                       $1,000.00              $1,083.80              $4.10

Hypothetical (5% return before expenses)      1,000.00               1,021.27               3.98

*Expenses are equal to the Fund's annualized expense ratio of 0.78%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 8.38% for the six-month period of August 1, 2004, through January 31, 2005.

            DIRECTORS        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23422-0305                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 18, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 18, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 18, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.